Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Tax losses carried forward	$ 146,851	$ 182,085
Other	3,726	7,296
Total deferred tax assets:	150,577	189,381
Deferred tax liabilities:
Vessels and equipment	12,514	19,555
Long-term debt	2,295	22,008
Other	1,371	3,234
Total deferred tax liabilities	16,180	44,797
Net deferred tax assets	134,397	144,584
Valuation allowance	(128,438)	(136,730)
Net deferred tax assets	$ 5,959	$ 7,854